Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Information [Abstract]
Number of business segments									2
Total assets [Abstract]
Total Assets	$ 1,313.0				$ 838.2				$ 1,313.0	$ 838.2
Long-lived assets by segment	465.2				440.3				465.2	440.3
Segment information [Abstract]
Net Sales from external Customers	341.1	347.9	329.5	384.4	366.8	383.1	342.2	325.8	1,402.9	1,417.9	1,105.4
Inter Segment Sales									0	0	0
Gross Profit	170.6	171.2	166.9	205.9	191.2	200.6	181.0	170.3	714.6	743.1	555.4
Operating income	51.3	63.4	47.5	86.1	85.8	96.6	82.8	75.3	248.3	340.5	245.9
Income before income taxes									229.2	328.4	230.9
Depreciation and amortization (including stock-based compensation amortization)									42.0	51.0	44.0
Capital expenditures									50.5	29.5	18.1
Intercompany royalties									0	0	0
North America [Member]
Segment Reporting Information [Line Items]
Number of domestic manufacturing facilities									2
Operating expenses									58.0	55.8	49.8
Investments in subsidiaries	320.1				249.1				320.1	249.1
Total assets [Abstract]
Total Assets	1,160.4				688.0				1,160.4	688.0
Long-lived assets by segment	395.7				378.3				395.7	378.3
Segment information [Abstract]
Net Sales from external Customers									964.3	1,004.7	772.0
Inter Segment Sales									0.9	5.0	0.4
Gross Profit									449.3	499.8	358.3
Operating income									144.4	236.9	152.8
Income before income taxes									126.2	224.6	137.7
Depreciation and amortization (including stock-based compensation amortization)									30.6	41.1	34.9
Capital expenditures									36.8	18.8	11.0
Intercompany royalties									12.7	12.3	9.8
North America [Member] | Mattresses [Member]
Segment information [Abstract]
Net Sales from external Customers									666.6	693.4	539.2
North America [Member] | Pillows [Member]
Segment information [Abstract]
Net Sales from external Customers									73.0	75.6	65.7
North America [Member] | Other Products [Member]
Segment information [Abstract]
Net Sales from external Customers									224.7	235.7	167.1
International [Member]
Segment Reporting Information [Line Items]
Operating expenses									0	0	0
Investments in subsidiaries	27.4				23.5				27.4	23.5
Total assets [Abstract]
Total Assets	504.1				422.2				504.1	422.2
Long-lived assets by segment	69.5				62.0				69.5	62.0
Segment information [Abstract]
Net Sales from external Customers									438.6	413.2	333.4
Inter Segment Sales									1.5	2.2	2.4
Gross Profit									265.3	243.3	197.1
Operating income									103.9	103.6	93.1
Income before income taxes									103.0	103.8	93.2
Depreciation and amortization (including stock-based compensation amortization)									11.4	9.9	9.1
Capital expenditures									13.7	10.7	7.1
Intercompany royalties									(12.7)	(12.3)	(9.8)
International [Member] | Mattresses [Member]
Segment information [Abstract]
Net Sales from external Customers									268.0	250.9	196.4
International [Member] | Pillows [Member]
Segment information [Abstract]
Net Sales from external Customers									85.3	76.1	64.8
International [Member] | Other Products [Member]
Segment information [Abstract]
Net Sales from external Customers									85.3	86.2	72.2
Intersegment Elimination [Member]
Total assets [Abstract]
Total Assets	(351.5)				(272.0)				(351.5)	(272.0)
Segment information [Abstract]
Inter Segment Sales									$ (2.4)	$ (7.2)	$ (2.8)